Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Operating activities
Profit before income tax	RM 34,356,110	$ 7,685,243	RM 32,595,442	RM 13,723,995
Adjustments for:
Provision for allowance for expected credit losses - trade receivables	2,458,381	549,924	1,571,162	342,427
Provision for allowance for expected credit losses - other receivables	1,651,127	369,347
Provision for allowance for expected credit losses - loan receivables	238,056	53,252	272,225
Fair value loss on financial assets, at fair value through profit or loss	64,406	14,407
Share-based compensation awards	8,451,269	1,890,495	4,451,733
Professional fees	12,968,353	2,900,939
Write-off on intangible assets	19,003	4,251		12
Depreciation of property and equipment	399,718	89,414	318,108	229,568
Depreciation of right-of-use assets	664,498	148,644	424,837	238,048
Amortisation of intangible assets	929,796	207,989
Loss on disposal of controlling interest in subsidiaries	1,786,102	399,540
Loss on dissolve of subsidiaries	4,620	1,033
Change in fair value of warrant liabilities	151,891	33,977
Gain on disposal of financial assets, at fair value through profit and loss				(1,542,200)
Gain on disposal of property and equipment				(6,501)
Loss on disposal of property and equipment				29,267
Interest expense	589,699	131,912	90,804	50,328
Interest income	(18,507)	(4,140)	(7,323)	(49)
Operating cash flows before movements in working capital	64,714,522	14,476,227	39,716,988	13,064,895
Trade and other receivables	53,597,355	11,989,387	(14,315,073)	(14,315,976)
Loan receivables	(38,969,081)	(8,717,135)	(36,848,761)
Trade and other payables	20,982,434	4,693,637	17,576,059	695,175
Contract liabilities				(500,000)
Deferred revenue				(310,321)
Cash (used in)/generated from operations	100,325,230	22,442,116	6,129,213	(1,366,227)
Income tax (paid)/refund	(726,926)	(162,609)	(845,884)	23,009
Net cash (used in)/from operating activities	99,598,304	22,279,507	5,283,329	(1,343,218)
Investing activities
Acquisition of property and equipment	(1,462,166)	(327,077)	(1,991,399)	(1,668,951)
Proceeds from disposal of property and equipment				17,558
Acquisition of intangible assets	(10,239,106)	(2,290,423)	(111,594)
Interest received	18,507	4,140	7,323	49
Acquisition of financial assets, at fair value through other comprehensive income	(213,286,384)	(47,710,805)	(43,571,001)
Proceeds from disposal of financial assets, at fair value through other comprehensive income	7,501,333	1,678,000	27,423,012
Proceeds from disposal of financial assets, at fair value through profit and loss	7,981	1,785		2,789,250
Purchase of financial assets, at fair value through profit and loss				(10,211)
Net cash from/(used in) investing activities	(217,459,835)	(48,644,380)	(18,243,659)	1,127,695
Financing activities
Proceeds from issuance of ordinary shares	156,525,677	35,013,797		12,907,427
Repayment of other borrowings			(49,699)	(18,909)
Repayment of bank borrowings	(107,240)	(23,989)	(120,575)	(99,210)
Interest paid	(42,427)	(9,491)	(90,804)	(50,328)
Proceeds from initial public offering, net of transaction cost			17,457,899
Payment for initial public offering expense			(456,797)	(577,422)
Payment for lease liabilities	(718,960)	(160,827)	(375,712)	(207,232)
Repayment of advances from related parties	(1,300,359)	(290,882)	(2,286,287)	(10,865,755)
Dividend paid			(476,411)
Net cash from financing activities	154,356,691	34,528,608	13,601,614	1,088,571
Net increase in cash and cash equivalents	36,495,160	8,163,735	641,284	873,048
Foreign exchange effect	(4,918,181)	(1,100,166)
Cash and bank balances at beginning of year	4,637,279	1,037,330	3,995,995	3,122,947
Cash and bank balances at end of year	36,214,258	8,100,899	4,637,279	3,995,995
Non-cash financing activities:
Constructive dividends paid				RM 6,909,000